Quarterly Holdings Report
for
Fidelity® Worldwide Fund
July 31, 2022
WLD-NPRT3-0922
1.804829.118
Common Stocks - 98.8%
	Shares	Value ($)
Australia - 0.3%
National Storage REIT unit	3,925,764	6,864,654
Austria - 0.1%
Wienerberger AG	144,500	3,314,079
Bailiwick of Jersey - 0.5%
Experian PLC	106,224	3,719,145
Glencore Xstrata PLC	1,600,000	9,068,322
TOTAL BAILIWICK OF JERSEY		12,787,467
Belgium - 0.5%
Fagron NV	185,330	2,822,306
KBC Group NV	84,854	4,444,398
UCB SA	60,600	4,725,734
TOTAL BELGIUM		11,992,438
Bermuda - 0.4%
Hiscox Ltd.	390,947	4,249,626
Lancashire Holdings Ltd.	908,720	4,926,758
TOTAL BERMUDA		9,176,384
British Virgin Islands - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (a)	139,553	51,541
Canada - 1.0%
Constellation Software, Inc.	3,700	6,294,117
Definity Financial Corp.	144,900	4,175,401
PrairieSky Royalty Ltd.	838,732	12,307,035
TOTAL CANADA		22,776,553
Cayman Islands - 0.2%
Tencent Holdings Ltd.	120,000	4,637,857
China - 0.6%
Kweichow Moutai Co. Ltd. (A Shares)	18,100	5,094,408
PICC Property & Casualty Co. Ltd. (H Shares)	5,706,946	5,859,691
Yunnan Baiyao Group Co. Ltd. (A Shares)	372,120	3,045,932
TOTAL CHINA		14,000,031
Curacao - 0.5%
Schlumberger Ltd.	312,000	11,553,360
Denmark - 0.9%
DSV A/S	38,284	6,450,892
GN Store Nord A/S	214,875	7,449,055
ORSTED A/S (b)	38,100	4,435,474
Tryg A/S	155,932	3,548,483
TOTAL DENMARK		21,883,904
Finland - 0.8%
Nanoform Finland PLC (c)	754,800	2,700,052
Olvi Oyj (A Shares)	86,661	3,188,588
Sampo Oyj (A Shares)	184,251	7,960,150
UPM-Kymmene Corp.	131,930	4,165,178
TOTAL FINLAND		18,013,968
France - 3.8%
Capgemini SA	20,600	3,902,402
Edenred SA	115,291	5,903,442
Euroapi SASU (c)	3,782	63,802
Exclusive Networks SA	134,445	2,187,559
L'Oreal SA	20,800	7,863,595
LVMH Moet Hennessy Louis Vuitton SE	75,927	52,720,278
Sanofi SA	87,000	8,645,499
TotalEnergies SE	101,941	5,206,879
Worldline SA (b)(c)	113,900	5,027,336
TOTAL FRANCE		91,520,792
Germany - 1.3%
Brenntag SE	90,000	6,322,062
Delivery Hero AG (b)(c)(d)	41,647	2,009,317
Deutsche Post AG	204,311	8,160,156
Instone Real Estate Group BV (b)	332,488	3,629,271
Nexus AG	46,000	2,454,146
Novem Group SA	292,876	2,424,605
Patrizia Immobilien AG	177,421	2,288,424
Siemens Healthineers AG (b)	63,100	3,233,475
TOTAL GERMANY		30,521,456
Hong Kong - 0.6%
AIA Group Ltd.	761,327	7,648,786
Hong Kong Exchanges and Clearing Ltd.	170,174	7,809,363
TOTAL HONG KONG		15,458,149
Hungary - 0.1%
Richter Gedeon PLC	86,900	1,773,467
India - 0.3%
Delhivery Private Ltd. (e)	203,700	1,467,084
HDFC Bank Ltd.	212,324	3,872,878
HDFC Bank Ltd. sponsored ADR	40,335	2,533,038
Pine Labs Private Ltd. (a)(c)(e)	792	443,203
TOTAL INDIA		8,316,203
Indonesia - 1.0%
PT Astra International Tbk	15,999,000	6,833,140
PT Bank Central Asia Tbk	15,372,800	7,644,281
PT Bank Rakyat Indonesia (Persero) Tbk	15,503,600	4,576,552
PT United Tractors Tbk	2,284,600	4,992,793
TOTAL INDONESIA		24,046,766
Ireland - 1.0%
Accenture PLC Class A	28,000	8,575,280
CRH PLC	196,900	7,555,872
Dalata Hotel Group PLC (c)	773,053	2,840,405
ICON PLC (c)	9,900	2,388,375
Irish Residential Properties REIT PLC	2,591,367	3,586,078
TOTAL IRELAND		24,946,010
Italy - 0.7%
BFF Bank SpA (b)	1,389,790	9,737,081
MARR SpA	205,098	2,829,876
Prada SpA	527,094	3,041,740
TOTAL ITALY		15,608,697
Japan - 4.1%
Capcom Co. Ltd.	141,934	3,945,415
Daiichi Sankyo Kabushiki Kaisha	142,200	3,770,393
Daiichikosho Co. Ltd.	116,080	3,292,623
FUJIFILM Holdings Corp.	87,992	5,026,282
Fujitsu Ltd.	43,136	5,782,914
GMO Internet, Inc.	300,866	5,909,718
Hitachi Ltd.	219,300	11,102,732
Hoya Corp.	63,443	6,356,459
Iriso Electronics Co. Ltd.	91,385	2,056,874
Keyence Corp.	15,840	6,278,060
Minebea Mitsumi, Inc.	352,600	6,342,613
NSD Co. Ltd.	17,400	326,851
PALTAC Corp.	93,491	2,930,806
Recruit Holdings Co. Ltd.	191,300	7,149,466
Renesas Electronics Corp. (c)	226,031	2,152,911
Roland Corp.	73,065	2,367,889
Shin-Etsu Chemical Co. Ltd.	52,403	6,712,525
Sony Group Corp.	116,703	9,899,677
Z Holdings Corp.	924,128	3,266,089
ZOZO, Inc.	129,400	2,795,258
TOTAL JAPAN		97,465,555
Kenya - 0.1%
Safaricom Ltd.	5,920,700	1,491,379
Luxembourg - 0.6%
Eurofins Scientific SA	49,810	3,870,050
Stabilus Se	118,586	6,653,925
Subsea 7 SA	445,284	3,999,913
TOTAL LUXEMBOURG		14,523,888
Netherlands - 1.3%
Airbus Group NV	74,800	8,065,064
Argenx SE ADR (c)	100	36,421
ASML Holding NV (Netherlands)	10,300	5,920,011
Heineken NV (Bearer)	78,019	7,662,949
IMCD NV	32,351	5,151,424
Prosus NV	42,471	2,770,596
RHI Magnesita NV	66,422	1,821,614
TOTAL NETHERLANDS		31,428,079
Norway - 1.1%
Equinor ASA	97,526	3,755,133
Kongsberg Gruppen ASA	200,000	7,346,018
Schibsted ASA:
(A Shares)	71,700	1,341,996
(B Shares)	170,097	3,048,163
TGS ASA	696,049	10,305,596
Volue A/S (c)	425,800	1,074,952
TOTAL NORWAY		26,871,858
Spain - 0.8%
Aena SME SA (b)(c)	13,500	1,707,612
Amadeus IT Holding SA Class A (c)	100,796	5,877,439
Cellnex Telecom SA (b)	89,256	3,992,344
Cie Automotive SA	313,535	8,197,071
TOTAL SPAIN		19,774,466
Sweden - 3.6%
Addlife AB	147,240	2,519,635
Alfa Laval AB	244,697	7,271,899
ASSA ABLOY AB (B Shares)	237,200	5,604,093
Dustin Group AB (b)	1,042,798	7,090,723
Ericsson (B Shares)	498,635	3,792,742
Haypp Group (c)	525,000	1,028,075
Hemnet Group AB	510,630	7,718,089
HEXPOL AB (B Shares)	1,162,959	12,073,387
Instalco AB (d)	441,771	2,174,903
INVISIO AB	157,312	2,566,603
Kry International AB (a)(c)(e)	489	110,647
Lagercrantz Group AB (B Shares)	355,000	3,860,139
Sandvik AB	373,157	6,875,863
Stillfront Group AB (c)	604,994	1,572,882
Swedbank AB (A Shares)	727,850	10,080,841
Swedish Match Co. AB	1,214,987	12,719,120
TOTAL SWEDEN		87,059,641
Switzerland - 1.6%
Lonza Group AG	11,532	7,008,592
Nestle SA (Reg. S)	133,350	16,339,015
Roche Holding AG (participation certificate)	48,651	16,152,352
TOTAL SWITZERLAND		39,499,959
Taiwan - 0.2%
MediaTek, Inc.	124,000	2,847,745
Taiwan Semiconductor Manufacturing Co. Ltd.	159,465	2,725,924
TOTAL TAIWAN		5,573,669
United Kingdom - 4.3%
AstraZeneca PLC (United Kingdom)	104,843	13,791,183
Beazley PLC	856,700	5,654,628
Clarkson PLC	169,162	7,076,288
Close Brothers Group PLC	269,273	3,639,919
Compass Group PLC	344,435	8,072,337
Diageo PLC	293,352	13,896,631
Future PLC	74,448	1,657,316
Harbour Energy PLC	1,486,871	6,630,826
Jet2 PLC (c)	219,373	2,448,719
Mondi PLC	196,151	3,701,332
Prudential PLC	1,240,786	15,304,338
Rightmove PLC	393,130	3,073,404
RS GROUP PLC	303,095	3,812,897
Sabre Insurance Group PLC (b)	5,555,301	7,401,179
WH Smith PLC (c)	329,610	5,794,195
Zegona Communications PLC	30,559	31,260
TOTAL UNITED KINGDOM		101,986,452
United States of America - 66.5%
Adobe, Inc. (c)	24,000	9,842,880
Alphabet, Inc. Class A (c)	702,000	81,656,640
Amazon.com, Inc. (c)	466,000	62,886,700
American Tower Corp.	58,000	15,708,140
Apple, Inc.	541,000	87,917,910
Autoliv, Inc. (depositary receipt)	81,977	7,052,045
Cheniere Energy, Inc.	50,000	7,479,000
Constellation Brands, Inc. Class A (sub. vtg.)	18,000	4,433,580
Constellation Energy Corp.	606,999	40,122,634
Crown Holdings, Inc.	372,000	37,824,960
Danaher Corp.	49,000	14,282,030
Deckers Outdoor Corp. (c)	79,055	24,760,817
Deere & Co.	14,000	4,804,520
Eli Lilly & Co.	141,000	46,486,290
Estee Lauder Companies, Inc. Class A	254,000	69,367,400
Exelon Corp.	65,897	3,063,552
First Republic Bank	123,000	20,013,330
Host Hotels & Resorts, Inc.	259,000	4,612,790
Humana, Inc.	105,000	50,610,000
L3Harris Technologies, Inc.	11,000	2,639,670
Lockheed Martin Corp.	33,000	13,655,730
lululemon athletica, Inc. (c)	11,800	3,664,018
Marvell Technology, Inc.	129,094	7,187,954
MasterCard, Inc. Class A	257,000	90,924,030
Microsoft Corp.	367,000	103,031,580
MSCI, Inc.	81,000	38,988,540
Northrop Grumman Corp.	70,000	33,523,000
NVIDIA Corp.	272,000	49,403,360
Oracle Corp.	494,000	38,452,960
PayPal Holdings, Inc. (c)	12,000	1,038,360
Pioneer Natural Resources Co.	324,000	76,771,800
Progressive Corp.	137,000	15,763,220
Range Resources Corp. (c)	1,976,000	65,346,320
Regeneron Pharmaceuticals, Inc. (c)	14,000	8,143,660
ResMed, Inc.	20,596	4,953,750
Royalty Pharma PLC	620,300	26,976,847
S&P Global, Inc.	144,628	54,514,632
Sempra Energy	32,000	5,305,600
Snowflake, Inc. (c)	14,000	2,098,740
Stripe, Inc. Class B (a)(c)(e)	10,000	289,200
SVB Financial Group (c)	6,000	2,421,300
Tesla, Inc. (c)	500	445,725
The Coca-Cola Co.	940,000	60,319,800
The Travelers Companies, Inc.	217,000	34,437,900
Thermo Fisher Scientific, Inc.	30,000	17,952,300
UnitedHealth Group, Inc.	193,000	104,671,617
Valero Energy Corp.	130,000	14,400,100
Vertex Pharmaceuticals, Inc. (c)	50,000	14,020,500
Visa, Inc. Class A	427,000	90,570,970
Welltower, Inc.	205,000	17,699,700
TOTAL UNITED STATES OF AMERICA		1,592,538,101
TOTAL COMMON STOCKS (Cost $2,049,894,859)		2,367,456,823

Preferred Stocks - 0.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
China - 0.1%
ByteDance Ltd. Series E1 (a)(c)(e)	14,425	2,070,565
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(e)	138,905	1,245,978
		3,316,543
United States of America - 0.1%
Circle Internet Financial Ltd. Series F (e)	23,730	1,152,018
Instacart, Inc. Series I (a)(c)(e)	8,000	420,240
Stripe, Inc. Series H (a)(c)(e)	4,200	121,464
		1,693,722
TOTAL CONVERTIBLE PREFERRED STOCKS		5,010,265
Nonconvertible Preferred Stocks - 0.2%
India - 0.1%
Pine Labs Private Ltd.:
Series 1 (a)(c)(e)	1,892	1,058,763
Series A (a)(c)(e)	473	264,691
Series B (a)(c)(e)	514	287,634
Series B2 (a)(c)(e)	416	232,794
Series C (a)(c)(e)	774	433,130
Series C1 (a)(c)(e)	163	91,215
Series D (a)(c)(e)	174	97,370
		2,465,597
Sweden - 0.1%
Kry International AB Series E (a)(c)(e)	2,824	638,991
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,104,588
TOTAL PREFERRED STOCKS (Cost $8,655,882)		8,114,853

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	18,672,563	18,676,297
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	3,582,595	3,582,954
TOTAL MONEY MARKET FUNDS (Cost $22,255,707)		22,259,251

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,080,806,448)	2,397,830,927
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,398,996)
NET ASSETS - 100.0%	2,395,431,931

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Level 3 security
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,263,812 or 2.0% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,424,987 or 0.4% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,580,608
Circle Internet Financial Ltd. Series F	5/09/22	999,982
Delhivery Private Ltd.	5/20/21	994,308
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,972,888
Instacart, Inc. Series I	2/26/21	1,000,000
Kry International AB	5/14/21	212,376
Kry International AB Series E	5/14/21	1,291,057
Pine Labs Private Ltd.	6/30/21	295,305
Pine Labs Private Ltd. Series 1	6/30/21	705,451
Pine Labs Private Ltd. Series A	6/30/21	176,363
Pine Labs Private Ltd. Series B	6/30/21	191,650
Pine Labs Private Ltd. Series B2	6/30/21	155,110
Pine Labs Private Ltd. Series C	6/30/21	288,594
Pine Labs Private Ltd. Series C1	6/30/21	60,776
Pine Labs Private Ltd. Series D	6/30/21	64,878
Stripe, Inc. Class B	5/18/21	401,284
Stripe, Inc. Series H	3/15/21	168,525

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	32,092,646	1,090,305,519	1,103,721,868	206,903	-	-	18,676,297	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	13,243,601	99,581,463	109,242,110	160,789	-	-	3,582,954	0.0%
Total	45,336,247	1,189,886,982	1,212,963,978	367,692	-	-	22,259,251

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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